GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
2.	GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

Prior to the Group’s reorganization as described below, the Spin-off Business was carried out by certain then subsidiaries of Haidilao International. Haidilao International and its subsidiaries, excluding the Group, are collectively referred to as the “Retained Group”. In preparation for the listing of the Company’s shares on the Main Board of the Stock Exchange of Hong Kong Limited, the companies and business now comprising the Group underwent a group reorganization (the “Group Reorganization”) which involves major steps as follows:

i.	On December 9, 2020, Singapore Super Hi Dining Pte. Ltd. (“Singapore Super Hi”) was incorporated in Singapore by Hai Di Lao Holdings Pte. Ltd. (“Haidilao Singapore”), a wholly-owned subsidiary of Newpai, with an issued share capital of Singapore Dollar (“SGD”) 1. Both Haidilao Singapore and Newpai are wholly-owned subsidiaries of Haidilao International.
ii.	During the year ended December 31, 2022, the Retained Group provided loans in an amount of USD40,277,000 to Singapore Super Hi and its related subsidiaries. Part of this balance was used for the Group Reorganization further described below. The remaining balance was settled as part of the Group Reorganization through a loan capitalization. Refer to item vi below and Note 27 for further details.
iii.	On March 25, 2021, 1,999,999 shares of Singapore Super Hi were issued to Haidilao Singapore, increasing the share capital of Singapore Super Hi to SGD2,000,000. This capital injection was presented within the combined capital in the statement of equity roll forward during the year ended December 31, 2021. On February 7, 2022, Haidilao Singapore transferred its entire 2,000,000 shares of Singapore Super Hi to Newpai who paid USD1,501,000 in cash to Haidilao Singapore. Upon completion of the transfer, Singapore Super Hi became a wholly-owned subsidiary of Newpai.
iv.	From February 2022 to June 2022, Singapore Super Hi has undergone a series of transactions to acquire the Spin-off Business from the Retained Group as set out in further details below:

Acquisitions of legal entities:

a.	Singapore Super Hi acquired 100% ownership from Haidilao Singapore in a number of oversea companies, including Haidilao Korea Co., Ltd, Hai Di Lao Malaysia Sdn. Bhd., Hai Di Lao Melbourne Proprietary Limited, Haidilao New Zealand Limited, U.K. Haidilao Pte. Ltd., Hai Di Lao (Switzerland) Ltd, Hai Di Lao Canada Restaurants Group, Hai Di Lao Germany GmbH, Singapore Hai Di Lao Dining Pte. Ltd., Hai Di Lao Sydney Proprietary Limited, Hai Di Lao Spain S.L.U., PT Haidilao Indonesia Restaurants, Hai Di Lao Vietnam Co., Ltd, Haidilao International Treasury Pte. Ltd., Singapore Hiseries Pte. Ltd. and Jomamigo Dining Malaysia Sdn. Bhd., Haidilao Japan Co., Ltd, for a total cash consideration amounting to the equivalent of USD20,632,000.
b.	Singapore Super Hi acquired 100% ownership in Haidilao International Food Services Malaysia Sdn. Bhd. from Haidilao International Food Services Pte. Ltd., a wholly-owned subsidiary of Hadilao International for a cash consideration equivalent to USD1,429,000.
c.	Singapore Super Hi acquired 49% ownership in Haidilao Proprietary (Thailand) Limited from Haidilao Singapore at a cash consideration approximating US$1. The remaining 51% equity interest of Hai Di Lao Proprietary (Thailand) Limited was held by two third party shareholders in the form of preference shares. According to the Articles of Association of Hai Di Lao Proprietary (Thailand) Limited, Singapore Super Hi has a majority voting rights amounting to 98.97% and therefore has control over the relevant activities of Hai Di Lao Proprietary (Thailand) Limited.
d.	Singapore Super Hi acquired 100% ownership from Newpai of HDL Management USA Corporation by issuing 10,000,000 ordinary shares to Newpai for no cash consideration.

Acquisition of businesses:

e.	Singapore Super Hi acquired the central kitchen business from Haidilao Singapore (the “Central Kitchen Business”) and raw material procurement business from Haidilao International Food Services Pte. Ltd (the “IFS Business”) for a cash consideration amounting to USD9,553,000. Pursuant to the agreements between relevant counterparties, Singapore Super Hi agreed to purchase the respective group of assets, referred as the Central Kitchen Business and IFS Business (the “Purchased Assets”), which included inventories, property, plant and equipment, certain deposits and prepayments. The net assets of the Central Kitchen Business and IFS Business amounted to USD12,624,000 at the date of transfer. Upon transfer of the Central Kitchen Business and IFS Business, the assets and liabilities other than the Purchased Assets amounting to USD3,071,000 (net) (Remaining Assets). The Remaining Assets remained with Haidilao International Food Services Pte. Ltd.
v.	In June 2022, the Company acquired 100% ownership in Singapore Super Hi from Newpai for a cash consideration equivalent to USD7,370,000.
vi.	In June 2022, the Company settled USD471.3 million of loans from the Retained Group by issuing one share to Newpai. The difference between the net carrying amount of the loan capitalized and the par value of share issued of USD0.000005 amounted to USD471,336,000 was recorded in Share Premium in the consolidated statement of changes in equity. Additionally, the Company issued 1 share to Newpai for a cash consideration amounting to USD23,144,000. The difference between the cash paid and the par value of the share capital was recognized as Share Premium in the consolidated statement of changes in equity.

The total consideration for the above Group Reorganization included a total cash amount of USD38,984,000 as well as the Remaining Assets of the Retained Group amounting to USD3,071,000 and is presented as Deemed Distribution arising from the Group reorganization in the consolidated statement of changes in equity. The total paid up capital of the legal entities acquired amounted to USD52,455,000 and was recorded in combined capital of subsidiaries in the consolidated statement of changes in equity. Merger reserve represents the difference between the cash paid for the acquisition of legal entities (USD29,431,000) and the total paid up capital of those legal entities (USD52,455,000) (refer to steps iv(a) through iv(d) above). Other Reserve represents the net investment of Central Kitchen Business and IFS Business from the Retained Group prior to the transfer of such business to the Group.

Pursuant to the Group Reorganization as detailed above, the Company became the holding company of the Group. The Group comprising the Company and its subsidiaries (including the Central Kitchen Business and the IFS Business) resulting from the Group Reorganization had been under the common control of the Controlling Shareholders throughout the year or since their respective dates of incorporation, where there was a shorter period, and was regarded as a continuing entity. Therefore, merger accounting had been applied for the preparation of the consolidated financial statements.

The consolidated statement of profit or loss and other comprehensive income, consolidated statement of changes in equity and consolidated statement of cash flows of the Group for the year ended December 31, 2022 included the results, change in equity and cash flows of the companies now comprising the Group (including the Central Kitchen Business and the IFS Business) as if the current group structure had been in existence throughout the years ended December 31, 2022, or since their respective dates of incorporation, if shorter.

Intra-group balances, transactions and unrealized gains/losses on intra-group transactions are eliminated in full in preparing the consolidated financial statements.

Historically and prior to the business transfers as above mentioned, the Central Kitchen Business and IFS Business were carried out by Haidilao Singapore and Haidilao International Food Services Pte. Ltd., respectively. Haidilao Singapore and Haidilao International Food Services Pte. Ltd. also carried out other business which had not been transferred to the Group. The financial information of Central Kitchen Business and IFS Business, were derived and extracted from the accounting records of Haidilao Singapore and Haidilao International Food Services Pte. Ltd., on the following bases: for the assets, liabilities, income and expenses that were specifically attributed to the Central Kitchen Business and IFS Business, they were included in the consolidated financial statements for the year ended December 31, 2022. Items that did not meet the criteria above were not included in the consolidated financial statements.

In addition, historically and prior to the Group Reorganization as above mentioned, certain expenses incurred by Haidilao International and its subsidiaries were specifically attributable to the Spin-off Business or related to both the Spin-off Business and the other business (the “Retained Business”). For the purpose of preparation of the consolidated financial statements, those expenses that were specifically attributable to the Spin-off Business were included in the consolidated financial statements and the expenses that had been incurred commonly for both the Spin-off Business and the Retained Business were allocated between the Spin- off Business and the Retained Business on a reasonable basis.

Prior to the completion of the Group Reorganization, no separate bank accounts were maintained by the Central Kitchen Business and the treasury functions of the Central Kitchen Business were centrally administrated under the Retained Group. The net cash flows used in the Central Kitchen Business and spent on the certain expenses attributable/allocated to the Spin-off Business or the net cash flows generated by the Central Kitchen Business were funded by the Retained Group or kept in the bank accounts of the Retained Group. Those were reflected as “net contribution from the retained group” under the statements of cash flows. Additionally, the funds provided for or withdrawn from the Retained Group were presented as net contribution from/return to the Retained Group in the consolidated statements of changes in equity as there were no cash and cash equivalents balance for the Central Kitchen Business and the cash spent on the certain expenses attributable/allocated to the Spin-off Business would not be repaid to the Retained Group as agreed among relevant entities. Therefore, the net cash paid or received in each period is considered a contribution or distribution.

For the IFS Business, there were separate bank accounts maintained and solely used for the payment and collection pertaining to the IFS Business. Therefore, bank balances and cash of the IFS Business were included in the Group’s consolidated statements of financial position before the transfer of the IFS Business. Upon transfer of the IFS Business, those bank balances and cash were retained in the Retained Group, which is reflected in the financing activities of the statements of cash flows as Cash balances transferred to Retained Group related to the Group Reorganization.

Upon the completion of the Group Reorganization immediately prior to the spin-off and listing, Newpai, a company incorporated in the British Virgin Islands (“BVI”) and a wholly-owned subsidiary of Haidilao International, became the immediate holding company of the Company.

Prior to the Spin-off, on December 12, 2022, the Company issued 557,399,997 shares to Newpai for cash at par value of USD0.000005 each for a total consideration of USD3,000 (Note 27). The issuance of such shares was accounted akin to a stock split due to the nominal consideration.